Share capital - Summary of weighted average of share option and exercisable (Detail)	12 Months Ended
Dec. 31, 2019 $ / shares
Statement [Line Items]
Weighted average exercise price for exercisable options	$ 0.43
Weighted average share price for options exercised	$ 0.41
Weighted average years to expiry for exercisable options	3 years 1 month 2 days